Schedule of Operating Lease Liability (Details)	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Lease Liability
Beginning Balance	$ 214,739		$ 176,607		$ 274,981
Addition						319,133
Interest expense	10,038		10,632		22,156	27,062
Lease payments	(61,504)	(59,096)	(97,138)	$ (13,504)	(123,098)	(120,690)
Foreign exchange loss	(13,334)		1,434		2,568	(10,766)
Ending Balance	176,607	$ 274,981	91,535		176,607	214,739
Less: current portion	(114,783)		(91,535)		(114,783)	(102,027)
Long-term lease liability	$ 61,824				$ 61,824	$ 112,712